Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Account Receivable - Solar energy systems - held for development and sale, consolidated variable interest entities	$ 0	$ 151.8
Property, Plant and Equipment - Solar energy systems, consolidated variable interest entities	55.3	56.2
Short-term solar energy system financing, current portion of solar energy system financing and capital lease obligations, consolidated variable interest entities	5.6	28.8
Long-term solar energy system financing and capital lease obligations, consolidated variable interest entities	$ 57.0	$ 107.2
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	50.0	50.0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300.0	300.0
Common stock, shares issued	241.3	237.9
Treasury stock, shares	10.5	10.0